Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property and Equipment
Summary of property and equipment, net

	June 30, 2020	December 31, 2019
Computer equipment and software	$19,676	$9,685
Furniture and fixtures	7,540	5,891
Leasehold improvements	20,558	17,373
Property and Equipment	47,774	32,949
Accumulated depreciation	(10,772)	(7,004)
Property and Equipment, net	$37,002	$25,945

	December 31,
	2019	2018
Computer equipment and software	$9,685	$5,537
Furniture and fixtures	5,891	4,018
Leasehold improvements	17,373	7,924
Property and Equipment	32,949	17,479
Accumulated depreciation	(7,004)	(3,377)
Property and Equipment, net	$25,945	$14,102